UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    May 13, 2003

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   39

Form 13F Information Table Value Total:   $76,837

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     3370 25920.00 SH       SOLE                 24220.00           1700.00
American SuperConductor        COM              030111108      273 75775.00 SH       SOLE                 71275.00           4500.00
Anadarko Petroleum Corp        COM              032511107     3084 67770.00 SH       SOLE                 62870.00           4900.00
BP p.l.c. ADR                  ADR              055622104      821 21286.00 SH       SOLE                 21286.00
Brown & Brown, Inc.            COM              115236101      470 15000.00 SH       SOLE                 15000.00
Campbell Soup Company          COM              134429109      351 16700.00 SH       SOLE                 15700.00           1000.00
Caterpillar, Inc               COM              149123101     4317 87750.00 SH       SOLE                 82250.00           5500.00
ChevronTexaco Corp             COM              166764100     1554 24031.00 SH       SOLE                 22131.00           1900.00
Coca-Cola Company              COM              191216100     2160 53367.00 SH       SOLE                 46767.00           6600.00
Conagra Foods, Inc.            COM              205887102     1465 72975.00 SH       SOLE                 68475.00           4500.00
Dow Chemical                   COM              260543103     2789 101025.00SH       SOLE                 96125.00           4900.00
Duke Energy Company            COM              264399106     2587 177925.00SH       SOLE                163825.00          14100.00
Emerson Electric               COM              291011104     3416 75325.00 SH       SOLE                 69325.00           6000.00
Exxon Mobil Corp               COM              30231G102     2592 74150.00 SH       SOLE                 69950.00           4200.00
Flowers Foods Inc              COM              343498101     1227 44802.00 SH       SOLE                 44802.00
Fuelcell Energy Inc            COM              35952H106      287 56775.00 SH       SOLE                 56275.00            500.00
Genentech Inc                  COM              368710406     1284 36675.00 SH       SOLE                 32875.00           3800.00
General Electric               COM              369604103     2311 90618.00 SH       SOLE                 82818.00           7800.00
IDACORP, Inc.                  COM              451107106     1707 74870.00 SH       SOLE                 71870.00           3000.00
Ingersoll-Rand Company Class A COM              G4776G101      399 10333.00 SH       SOLE                  9333.00           1000.00
Intel Corp                     COM              458140100     2601 159745.00SH       SOLE                149545.00          10200.00
International Rectifier        COM              460254105     1413 71850.00 SH       SOLE                 65850.00           6000.00
Johnson & Johnson              COM              478160104     2670 46133.00 SH       SOLE                 46133.00
Kellogg Co                     COM              487836108      882 28775.00 SH       SOLE                 28775.00
Lilly, Eli & Co                COM              532457108     1411 24698.00 SH       SOLE                 23298.00           1400.00
MBNA Corp                      COM              55262l100      226 15000.00 SH       SOLE                 15000.00
Merck & Co., Inc               COM              589331107     3185 58136.00 SH       SOLE                 53836.00           4300.00
Microsoft Corp                 COM              594918104      619 25570.00 SH       SOLE                 18570.00           7000.00
Pfizer, Inc                    COM              717081103     3200 102707.00SH       SOLE                 95832.00           6875.00
Proctor & Gamble               COM              742718109     1588 17828.00 SH       SOLE                 17028.00            800.00
Progress Energy Inc            COM              743263105     2547 65054.00 SH       SOLE                 61054.00           4000.00
Qualcomm, Inc.                 COM              747525103     2795 77635.00 SH       SOLE                 72435.00           5200.00
Southern Co                    COM              842587107     4099 144117.00SH       SOLE                135917.00           8200.00
SunTrust Banks, Inc.           COM              867914103     3613 68632.00 SH       SOLE                 63632.00           5000.00
Synovus Financial Corp         COM              87161C105      675 37730.00 SH       SOLE                 34430.00           3300.00
Texas Instruments              COM              882508104     1852 113105.00SH       SOLE                105305.00           7800.00
Verizon Communications         COM              92343V104     3203 90606.00 SH       SOLE                 83806.00           6800.00
Wal-Mart Stores, Inc.          COM              931142103      379  7275.00 SH       SOLE                  7275.00
Wells Fargo                    COM              949746101     3417 75952.00 SH       SOLE                 70952.00           5000.00